Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	[1],[2]
C000266745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Optima Strategic Credit Fund (Founders Class/OPTCX)
Average Annual Return, Percent	2.09%	3.19%
iBoxx Liquid High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx Liquid High Yield Index
Average Annual Return, Percent	4.69%	4.23%
Bloomberg U S Universal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	2.23%	0.36%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Cohen & Company, Ltd.
[2]	Founders Class shares commenced operations on December 29, 2021.